GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS

10. GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2013	$392,610
Foreign currency translation adjustment	(5,299)

Balance at December 31, 2014	387,311
Foreign currency translation adjustment	(9,001)

Balance at December 31, 2015	$378,310

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2015	2014
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$118,205	$131,271
Finite lived intangible assets:
Customer relationships	10-15 years	68,981	76,595
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(28,224)	(22,909)

Finite lived intangible assets, net		42,276	55,205

		$160,481	$186,476

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2015, 2014 and 2013, were $5,315, $5,769 and $6,029, respectively. Amortization of finite lived intangible assets for 2016 through 2020 is expected to be approximately $5,100 per year.